SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 10  — SUBSEQUENT EVENTS

Bridge Loan

The Company drew down an additional $80,000 on the Bridge Loan with MBTH and $690,000 with the other non-related investors from July 1, 2013 through July 18, 2013 to finance operating activities of the Company for a total of $6,768,000 with MBTH and $2,267,300 with the other investors. Additionally, the Company accrued additional interest and fees of $475,000 from July 1, 2013 through July 18, 2013.

On July 18, 2013, the Company exercised its right to force a conversion of 50% of the then outstanding principal balance under the Bridge Loan Agreement and received notification of intent to convert the remaining 49% of the principal balance under the Bridge Loan and all accrued interest and fees from MBTH and other non-related investors that investors holding a total principal balance under the Bridge Loan of $8,910,000 and accrued interest and fees of approximately $1,355,000.

On August 7, 2013, the Company repaid $125,000 to a non-related investor for investment into the Bridge Loan.

On August 22, 2013, the Company refinanced approximately $1,013,000 of liabilities previously paid by MBTH during 2013 on behalf of the Company through the Bridge Loan and incurred an origination fee of approximately $50,000. The Company received notification from MBTH of their intent to convert the principal balance and accrued fees and interest of $101,000.

On August 22, 2013, the Company issued 2,187,529 common shares for the conversion of the balance of approximately $11,429,000 in principal and accrued interest and fees at a price per share of $5.225. Because the Bridge Loan was convertible into new shares at 95% of the price of any future equity financing, the Company recorded a charge of $0.6 million in interest expenses during the three months September 30, 2013, due to the difference between the IPO price of $5.50 and $5.225. Additionally, the Company issued warrants to purchase 1,093,778 underlying shares as additional consideration to the investors who exercised their conversion option. The warrants vested immediately and are exercisable into common shares at an exercise price of $6.87 per share and have a term of five years from the date of issuance. The issuance of the warrants is considered an inducement to convert the Bridge Loan balance as the warrants were issued in addition to the common shares contractually required by the Bridge Loan Agreement. The Bridge Loan balance and accrued interest and fees were $0 as of October 18, 2013.

Due to related party

From July 1, 2013 through October 18, 2013, MBTH paid additional liabilities on the behalf of the Company of approximately $611,000, and the Company repaid MBTH $588,000 for liabilities previously paid by MBTH on behalf of xG for a net increase in the related party liability of $23,000. On August 22, 2013, the Company refinanced approximately $1,013,000 of liabilities previously paid by MBTH during 2013 on behalf of the Company through the Bridge Loan and incurred an origination fee of approximately $50,000 and interest of $101,000.  The Company received notification from MBTH of its intent convert the principal balance and accrued fees. The due to related party balance was $1,326,000 as of October 18, 2013.

Initial Public Offering

On July 24, 2013, the Company closed its initial public offering of 1,337,792 shares of common stock, par value $0.00001 per share, and 668,896 warrants to purchase 668,896 shares of common stock, at a purchase price to the public of $5.50 per share and $0.01 per warrant, for net proceeds to the Company, after deducting underwriter discounts and offering expenses, of $6,750,673. The warrant is to purchase 1 share of our common stock and will have an exercise price of $6.87 per share. The warrants are exercisable immediately and will expire five years from the date of issuance. The Company intends to use the offering for working capital and general corporate purposes. Feltl and Company and Aegis Capital Corp acted as joint underwriters for the offering.

Over-allotment Option

On August 19, 2013, the underwriters exercised in full their over-allotment option to purchase an additional 200,668 shares of common stock and 100,334 warrants to purchase 100,334 shares of common stock with an exercise price of $6.87, at a purchase price to the public of $5.50 per share and $0.01 per warrant, for net proceeds to the Company, after deducting underwriter discounts, of $1,027,349.

Issuance of shares and warrants to MBTH

On September 30, 2013, disinterested directors of the Company authorized a onetime agreement, whereby we issued to MBTH 1,599,453 shares of our common stock and a warrant to purchase 1,363,636 shares of our common stock at an exercise price of $6.87 per share for the difference in price between the shares issued to them in March 2013 at a price of $13.30 per share in exchange for the conversion of its 2011 Convertible Note and the $5.50 purchase price for shares sold in our initial public offering in July 2013. Additionally, the Modified Strike Price, agreed upon between the Company and MBTH in January 2013, of $13.30 per share for the two options representing 571,428 underlying shares granted to MBTH in February 2011 has been lowered to $5.50.

Completion of Sale

On October 16, 2013, we completed the first delivery of our xMax comprehensive cognitive radio system, shipping equipment required to fulfill the $155,000 purchase order that was received from rural broadband provider Walnut Hill Telephone Company on November 26, 2012. Larry Townes is Chairman of Townes Tele-Communications, Inc., the parent company of Walnut Hill Telephone Company. Given that Larry Townes is a director of xG Technology, the sale of equipment to Walnut Hill Telephone Company is considered to be a related party transaction.

Bridge Financing

On October 22, 2013, we entered into a term sheet with a private investor (the “Investor”) for the purchase of convertible promissory notes (the “Notes”) for a minimum amount of $1.5 million and a maximum amount of $3 million (the “Bridge Financing”). The Notes will mature 12 months from the execution date and will have an interest rate of 12%. The Notes will be convertible into shares of our common stock at the lower of $5.50 or, in the event we complete a qualified offering, at 85% of the price of such offering. We may redeem the outstanding principal and interest at 130%. In the event we complete a qualified offering, we will retire 50% of the then principal outstanding.
The Notes are subject to the completion of a definitive agreement (the “Definitive Agreement”) which will include customary closing conditions and other customary provisions including event of defaults and anti-dilution rights. Should we fail to enter into a Definitive Agreement because we chose alternative financing, we will pay the Investor $50,000 as a breakup fee.
Aegis Capital Corp., an underwriter on this Offering, is the Placement Agent for the Financing and will receive a cash commission of 8% of the funds raised.

13 — SUBSEQUENT EVENTS

Convertible notes payable

The Company drew down an additional $450,000 on the May 2011 Convertible Note with MBTH from January 1, 2013 through January 16, 2013 to finance operating activities of the Company. Additionally, the Company accrued additional interest and fees of $266,000 from January 1, 2013 through January 16, 2013.

Under a subscription agreement and convertible promissory note (the “Bridge Loan”) between the Company and MBTH dated January 16, 2013, MBTH committed to advance to the Company $5 million as part of a new convertible bridge loan for up to an aggregate of $10 million. The Bridge Loan was issued to refinance principal advances under the May 2011 Convertible Loan in excess of $15 million, all accrued interest and fees under the May 2011 Convertible Loan and for general corporate purposes including; additional working capital and product development. On January 16, 2013, the Company refinanced principal of $2,648,000 and accrued interest of fees of $1,393,000 under the May 2011 Convertible Note for a beginning principal balance of $4,041,000 under the Bridge Loan.

The Bridge Loan is for a term of one year and is convertible, at each loan note holder’s option, into common shares at any time prior to final maturity at 95% of the price of any future equity financing completed by the Company (including this public offering). Interest is payable at 20% per annum, semi-annually in cash or shares, at the option of each loan note holder. The Bridge Loan may be prepaid by  the Company in whole (or in part), subject to payment of a minimum of six months’ interest if prepaid within the first six months. The Company may redeem 50% of the Bridge Loan without prepayment penalty by forcing a conversion into shares, provided that the shares are marginable and freely tradable on a liquid exchange, and provided further that, if such forced conversion is effected within six months from the date of the Bridge Loan, then the Company shall pay six month’s interest on the unpaid and unconverted principal balance of the Bridge Loan immediately before such forced conversion (such interest being payable in cash or shares, at the option of each loan note holder). For every $350 of principal amount of Bridge Loan advanced by a loan note holder, the loan note holder will be issued a warrant to subscribe one share at a subscription price of $0.35 per share. The warrants are exercisable for a period of five years from issue. The Company agreed to pay an origination fee of 5% to note holders five days after closing as defined in the Bridge Loan. From January 16, 2013 through February 28, 2013, the Company received additional principal advances of $1,252,000 under the Bridge loan for a total principal balance at February 28, 2013 of $5,293,000.

On January 16, 2013, as part of the negotiations to induce MBTH to convert the May 2011 Convertible Loan, the exercise price of the options for 571,428 common shares granted to MBTH under the February 2011 Convertible Loan with MBTH was reduced from $17.50 in respect of an option for 285,714 common shares and from $35.00 in respect of an option for 285,714 common shares, to the Modified Strike Price.

In addition on January 16, 2013, the Company agreed to award MBTH a 3% cash success fee if MBTH arranges additional financing for the Company by a third party (other than the Bridge Loan) or arranges a merger, consolidation or sale by the Company of substantially all of the assets to a third party. In consideration for ongoing strategic and commercial advisory services provided by MBTH to us, subject to the Company having published the 2012 annual results and otherwise not being in a close period, The Company have agreed to award MBTH an option for 142,857 common shares with an exercise price equal to $8.75 per share.